Equity (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment gains (losses)	$ (28)	$ (78)	$ 7
Net derivative gains (losses)	(1,620)	(5,851)	(326)
Net investment income	3,078	3,207	3,099
Income (loss) before provision for income tax	(615)	(4,705)	1,462
Provision for income tax expense (benefit)	237	1,766	(343)
Net income (loss)	(378)	(2,939)	1,119
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	(329)	(1)	(48)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Investment Gains (Losses), Net of Related Offsets
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment gains (losses)	(15)	(51)	(79)
Net derivative gains (losses)	(48)	4	(11)
Net investment income	3	3	13
Income (loss) before provision for income tax	(60)	(44)	(77)
Provision for income tax expense (benefit)	(286)	15	27
Net income (loss)	(346)	(29)	(50)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) before provision for income tax	18	45	7
Provision for income tax expense (benefit)	(6)	(16)	(2)
Net income (loss)	12	29	5
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives | Interest rate swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)	0	33	1
Net investment income	3	3	1
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives | Interest rate forwards
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)	2	2	2
Net investment income	3	2	2
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives | Foreign currency swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)	10	5	0
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives | Credit forwards [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income	0	0	1
Reclassification out of Accumulated Other Comprehensive Income | Defined Benefit Plans Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of net actuarial gains (losses)	0	(1)	(2)
Amortization of prior service (costs) credit	0	0	2
Income (loss) before provision for income tax	0	(1)	(4)
Provision for income tax expense (benefit)	5	0	1
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, after Tax	$ 5	$ (1)	$ (3)